COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 14:- Commitments and Contingencies

a.	Liens:

Pursuant to a bank credit agreement, a lien has been incurred by the Company over a certain portion of its investment in outstanding shares of Matrix and Sapiens.

b.	Guarantees:

1.	The Group has provided bank guarantees in an aggregate of approximately $ 13,500 as security for the performance of various contracts with customers. If the subsidiaries were to breach certain terms of such contracts, the customers could demand that the banks providing the guarantees distribute the amounts claimed to be due.

2.	Subsidiaries have provided bank guarantees aggregating to $ 4,000 as security for rent to be paid for their offices. If the subsidiaries were to breach certain terms of their leases, the lessors could demand that the banks providing the guarantees distribute the amounts claimed to be due.

c.	Covenants:

In connection with the Group’s credit facility agreements, primarily Matrix, with various financial institutions and in connection with non-convertible debentures, the Group committed to the following:

1.	To maintain certain financial ratios. The Group has met the financial ratios as of December 31, 2010 and 2011.

2.	Matrix committed not to grant a security interest in all or substantially all of its assets.

3.	Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards ("IFRS") to be less than NIS 275,000 (approximately $ 72,000). As of December 31, 2011, Matrix’s equity was approximately NIS 588,236 (approximately $ 154,000) (as measured based on IFRS).

d.	Legal proceedings:

1.	In 2010, a former customer of Sapiens filed a claim in the arbitration court in Warsaw, Poland against Sapiens, for damages caused by Sapiens with respect to a license and services contract with such former customer provided few years ago. The claim was in an amount of approximately €3,400 (approximately $ 2,600). A settlement was reached in October 2011 under which Sapiens paid 1,100 Euro ($1,509) and recovered an amount of $ 1,200 from the insurance company.

2.	In February 2010, a U.S. based company filed a lawsuit against Magic and one of its subsidiaries claiming an alleged breach by Magic and the subsidiary of its intellectual property rights in connection with one of Magic’s products. In July 2011, Magic entered into a settlement agreement with the plaintiff according to which Magic paid a lump sum to the plaintiff for future maintenance and support until 2018, subject to a complete release of all claims.

3.	In August 2009, a software company and one of its owners filed an arbitration proceeding against Magic and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs are seeking damages in the amount of approximately $13,600. The arbitrator determined that both Magic and the subsidiary breached the non-disclosure agreement, but closing summaries regarding damages have not yet been submitted. At this time, given the multiple uncertainties involved and due to large part to the highly speculative nature of the damages sought by the plaintiff, which leaves a wide discretion to the arbitrator in quantifying and awarding the damages, Magic is unable to estimate the amount of the probable loss, if any, to be recognized.

4.	In June 2004, an Israeli company filed a lawsuit against Magic in the District Court of Tel Aviv - Jaffa seeking damages of NIS 8,000 (approximately $ 2,200), with an option to increase the amount sought to approximately NIS 17,000 (approximately $4,800), for recovery of alleged damages caused by Magic’s alleged failure to integrate a software system. In March 2011, Magic entered into a settlement agreement with the plaintiff pursuant to which Magic did not incur any additional loss exceeding amounts already recognized.

5.	In addition to the above mentioned legal proceedings, from time to time, Formula and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company applies ASC 450, "Contingencies," and accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Company has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material. Furthermore, in respect of its ordinary course legal, administrative and regulatory proceedings (i.e., other than the particular material proceedings described above), the Company estimates, in accordance with the procedures described above, that as of the current time there is no reasonable possibility that it will incur material losses exceeding the non-material amounts already recognized.

e.	Operating lease commitments:

The following are details of the future minimum lease commitments for office equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2011:

2012	18,745
2013	12,646
2014	3,859
2015	1,589
2016 and Thereafter	2,747

39,586

Rent expenses for the years 2009, 2010 and 2011, were approximately $ 14,000 $ 15,000 and $ 13,000, respectively.